Suppliers	12 Months Ended
Dec. 31, 2022
Disclosure Suppliers Abstract
Suppliers
17.	Suppliers

	2022	2021
Local currency	1,858,820	1,401,093
Foreign currency	461,134	497,877
Total	2,319,954	1,898,970

Current	2,274,503	1,820,056
Non-current	45,451	78,914